Cover Page	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	LanzaTech Global, Inc.
Entity Central Index Key	0001843724
Amendment Flag	true
Amendment Description	LanzaTech Global, Inc. filed a Registration Statement on Form S-1 on February 13, 2023, as amended on March 29, 2023, May 5, 2023, and May 22, 2023, which was declared effective by the Securities and Exchange Commission (“SEC”) on May 24, 2023 (as amended, the “Registration Statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed to update the Registration Statement to (i) include information contained in the Company’s Quarterly Reports on Form 10-Q for the quarters ended March 31, 2023 and June 30, 2023, which were initially filed with the SEC on May 15, 2023 and August 9, 2023, respectively, and were subsequently amended on December 4, 2023; (ii) include information contained in the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2023, which was filed with the SEC on November 13, 2023; and (iii) to update certain other information in the Registration Statement.As described in the Company's Current Report on Form 8-K filed with the SEC on November 9, 2023, on November 8, 2023, the Audit Committee of the Company, after considering the recommendations of management, concluded that the Company’s previously issued consolidated financial statements as of and for the quarters ended March 31, 2023 and June 30, 2023 (collectively, the “Previous Financial Statements”) should no longer be relied upon. Similarly, any previously filed or furnished reports, related earnings releases, investor presentations or similar communications of the Company describing the Previous Financial Statements should no longer be relied upon. The determination relates to the Company’s interpretation of the accounting guidance applicable to the Company’s forward purchase agreement, dated February 3, 2023, with ACM ARRT H LLC (as assigned in part to Vellar Opportunity Fund SPV LLC, the “FPA”).The Company is filing this Post-Effective Amendment for the purpose of revising the accounting treatment of the FPA in the Previous Financial Statements, to reclassify the prepayment amount, previously recorded as part of the non-current net derivative asset in the condensed consolidated balance sheet, to the equity section of the condensed consolidated balance sheet with any remaining balance of the prepaid forward contract, including the minimum maturity consideration and the share consideration, as non-current liabilities in its condensed consolidated balance sheet in the Previous Financial Statements, included in this Post-Effective Amendment.No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.